Tooling and Equipment, Net (Schedule Of Tooling And Equipment) (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 3,142,668	$ 3,063,707
Less: Accumulated Depreciation		(2,696,339)	(2,398,740)
Net	415,805	446,329	664,967
Tooling and Manufacturing Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,748,006	1,685,006
Computers and Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		645,429	615,567
Funiture and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 749,233	$ 763,134